NON-CONTROLLING INTEREST (Details) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021
IfrsStatementLineItems [Line Items]
Non-controlling interest, at beginning	$ 46,153	$ 49,110
Stock based compensation expense	191	850
Exchange of notes payable, accrued interest and warrants for iOx shares	184
Exchange of SalvaRx warrants for Portage warrants in SalvaRx Notes settlement		(2,451)
Net (loss) attributable to non-controlling interest	(2,299)	(1,356)
Non-controlling interest, at end	44,229	46,153
Pgl [Member]
IfrsStatementLineItems [Line Items]
Non-controlling interest, at beginning		(81)
Stock based compensation expense
Exchange of notes payable, accrued interest and warrants for iOx shares
Exchange of SalvaRx warrants for Portage warrants in SalvaRx Notes settlement
Net (loss) attributable to non-controlling interest		81
Non-controlling interest, at end
Salva Rx [Member]
IfrsStatementLineItems [Line Items]
Non-controlling interest, at beginning		2,451
Stock based compensation expense
Exchange of notes payable, accrued interest and warrants for iOx shares
Exchange of SalvaRx warrants for Portage warrants in SalvaRx Notes settlement		(2,451)
Net (loss) attributable to non-controlling interest
Non-controlling interest, at end
Iox [Member]
IfrsStatementLineItems [Line Items]
Non-controlling interest, at beginning	46,173	46,712
Stock based compensation expense	191	850
Exchange of notes payable, accrued interest and warrants for iOx shares	184
Exchange of SalvaRx warrants for Portage warrants in SalvaRx Notes settlement
Net (loss) attributable to non-controlling interest	(1,847)	(1,389)
Non-controlling interest, at end	44,701	46,173
SaugatuckMember
IfrsStatementLineItems [Line Items]
Non-controlling interest, at beginning	(20)	28
Stock based compensation expense
Exchange of notes payable, accrued interest and warrants for iOx shares
Exchange of SalvaRx warrants for Portage warrants in SalvaRx Notes settlement
Net (loss) attributable to non-controlling interest	(452)	(48)
Non-controlling interest, at end	$ (472)	$ (20)